UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund:    BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2017 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 83.7%
Corporate — 1.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 01/01/34	$4,000	$4,278,160

County/City/Special District/School District — 27.6%
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/38	2,000	2,370,200
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,008,160
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 09/01/19(a)	2,660	2,896,527
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,778,567
6.50%, 5/01/42	1,860	2,176,405
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 07/01/42	4,000	4,744,160
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45(b)	5,000	5,931,350
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,440	2,820,347
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 05/15/18(a)	16,000	16,370,400
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 08/01/40	3,285	3,494,320
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,397,545
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B, 5.00%, 11/01/36	1,455	1,700,473

Municipal Bonds	Par (000)	Value
County/City/Special District/School District (continued)
Oak Grove School District, GO, Election of 2008, Series A, 5.50%, 08/01/33	$880	$945,217
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	7,135	8,187,769
Orange County Sanitation District, Refunding RB, Series A, 5.00%, 02/01/36	3,000	3,543,450
Pico Rivera Public Financing Authority, RB, 5.75%, 09/01/19(a)	5,300	5,742,285
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	6,026,750
Riverside County Transportation Commission, Refunding RB, Series A, 5.00%, 06/01/39	5,580	6,620,670
San Leandro Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/42	2,655	3,188,841
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,968,558
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,972,750

		91,884,744
Education — 5.0%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,778,300
San Francisco University, 6.13%, 10/01/36	1,745	2,060,862
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,272,170
California School Finance Authority, RB:
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,704,255
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.30%, 7/01/43	3,000	3,413,160

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Education (continued)
Value Schools, 6.65%, 7/01/33	$595	$680,609
Value Schools, 6.90%, 7/01/43	1,330	1,482,032
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	1,000	1,176,580

		16,567,968
Health — 11.8%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	10,829,953
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,468,615
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(a)	10,000	10,810,700
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 08/15/42	8,110	9,120,911

		39,230,179
Housing — 1.1%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 08/01/41	3,500	3,503,465
State — 6.2%
State of California, GO, Various Purposes, 6.00%, 04/01/38	1,500	1,602,600
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/19(a)	1,610	1,728,351
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/19(a)	10,000	10,753,900
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,796,009

Municipal Bonds	Par (000)	Value
State (continued)
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(a)	$4,400	$4,862,792

		20,743,652
Tobacco — 6.5%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Convertible CAB, Series A-2, 5.30%, 6/01/37	740	746,112
Senior Series A-1, 5.75%, 6/01/47	16,570	16,569,503
Series A, 5.00%, 6/01/40	3,210	3,675,097
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A-1, 5.13%, 06/01/46	605	606,029

		21,596,741
Transportation — 16.0%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 05/01/39	5,215	5,597,468
City & County of San Francisco California Airports Commission, Refunding ARB:
2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,653,379
San Francisco International Airport, 5.00%, 5/01/46	7,035	8,106,219
City & County of San Francisco California Port Commission, RB, Series A, 5.13%, 03/01/40	5,075	5,458,315
City of Long Beach California Harbor Revenue, ARB, Green Bonds, Series B, AMT, 5.00%, 05/15/43	1,690	1,944,277
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, AMT:
5.00%, 5/15/35	1,475	1,705,307
Sub-Series A, 5.00%, 5/15/42(b)	3,520	4,021,037
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	3,605	3,829,411

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Transportation (continued)
City of San Jose California, ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT (AGM):
5.50%, 3/01/30	$1,000	$1,118,370
5.75%, 3/01/34	1,000	1,132,660
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/36	1,000	1,159,910
Series A, 5.00%, 3/01/37	1,000	1,157,270
Series A, 5.00%, 3/01/47	1,000	1,138,110
Series A-1, 6.25%, 3/01/34	1,400	1,618,190
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	8,280	9,562,241
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,095,910
Senior Series B, 5.75%, 7/01/39	900	928,872

		53,226,946
Utilities — 8.2%
City of Los Angeles California Department of Water & Power, Refunding RB:
Series B, 5.00%, 7/01/42	500	579,765
Water System, Series A, 5.25%, 7/01/39	4,000	4,512,040
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series B, 5.00%, 06/01/38	1,000	1,189,280
City of Petaluma California Wastewater, Refunding RB, 6.00%, 05/01/21(a)	2,645	3,075,580
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 08/01/41	2,420	2,779,612
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	5,000	5,819,950
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	4,000	4,669,880
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,483,231

Municipal Bonds	Par (000)	Value
Utilities (continued)
5.25%, 5/01/33	$2,810	$3,324,932

		27,434,270

Total Municipal Bonds in California		278,466,125

Puerto Rico — 0.8%
Tobacco — 0.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	1,970	1,933,398
5.63%, 5/15/43	795	778,909

Total Municipal Bonds in Puerto Rico		2,712,307

Total Municipal Bonds — 84.5%		281,178,432

Municipal Bonds Transferred to Tender Option Bond Trusts(b)

California — 82.0%
County/City/Special District/School District — 33.4%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 06/01/19(a)	9,870	10,471,182
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A, 5.00%, 12/01/39	17,850	20,635,492
Los Angeles Community College District California, GO, Election of 2008:
Series C, 5.25%, 08/01/39(a)(c)	9,682	10,740,701
Series E-1, 5.00%, 08/01/18(a)	14,850	15,286,887
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 08/01/19(a)	3,828	4,154,079
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,474,285
San Diego Community College District California, GO, Election of 2002, 5.25%, 08/01/19(a)	7,732	8,284,829

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts(b)	Par (000)	Value
County/City/Special District/School District (continued)
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/48	$5,750	$6,682,938
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 08/01/38(a)	15,520	17,328,158

		111,058,551
Education — 19.0%
California State University, Refunding RB, Systemwide, Series A, 4.00%, 11/01/35	12,250	13,124,834
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	14,081,342
University of California, Refunding RB:
5.00%, 5/15/38	4,000	4,693,840
Series A, 5.00%, 11/01/43	5,001	5,789,097
Series I, 5.00%, 5/15/40	21,875	25,433,006

		63,122,119
Health — 16.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,628,220
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligated Group, 5.00%, 11/01/43	26,870	29,868,020
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	10,280	11,777,693

		54,273,933
State — 3.6%
State of California, GO, Refunding, Various Purposes, 5.00%, 09/01/35	10,115	11,940,309

Municipal Bonds Transferred to Tender Option Bond Trusts(b)	Par (000)	Value
Transportation — 3.4%
City of Los Angeles California Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/45	$10,045	$11,352,701

Utilities — 6.3%
County of Los Angeles Public Works Financing Authority, Refunding RB, Series A, 5.00%, 12/01/44	14,095	16,109,885
Eastern Municipal Water District, COP, Series H, 5.00%, 07/01/18(a)	4,748	4,868,085

		20,977,970
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 82.0%		272,725,583

Total Long-Term Investments (Cost — $526,748,247) — 166.5%		553,904,015

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(d)(e)	1,825,482	1,826,029

Total Short-Term Securities (Cost — $1,826,029) — 0.5%		1,826,029

Total Investments (Cost — $528,574,276) — 167.0%		555,730,044
Other Assets Less Liabilities — 1.7%		5,444,923
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.9)%		(122,768,466)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.8)%		(105,692,110)

Net Assets Applicable to Common Shares — 100.0%		$332,714,391

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

(c)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2018 is $5,101,199.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,010,794	814,688	1,825,482	$1,826,029	$844	$18	$(37)

(a)	Includes net capital gain distributions

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(34)	December 2017	$3,984	$39,749
10-Year U.S. Treasury Note	(66)	December 2017	8,246	131,187
Long U.S. Treasury Bond	(49)	December 2017	7,471	158,794
Ultra Long U.S. Treasury Bond	(15)	December 2017	2,472	52,507

Total				$382,237

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
COP	Colombian Peso
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$553,904,015	$—	$553,904,015
Short-Term Securities	1,826,029	—	—	1,826,029

Total	$1,826,029	$553,904,015	$—	$555,730,044

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$382,237	—	—	$382,237

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(122,500,632)	$—	$(122,500,632)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

Total	—	$(228,400,632)	—	$(228,400,632)

During the period ended October 31, 2017, there were no transfers between levels.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2017